Accounts and Other Receivables (Tables)	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Accounts and Other Receivables
Schedule of accounts receivables
	May 31, 2025	August 31, 2024
Territory license fees	$174,000	$84,000
Sales tax	184,129	70,477
Long term receivable	64,014	63,575
Total Receivables	$422,143	$218,052

	August 31,	August 31,
	2024	2023
Territory license fees	$84,000	$24,635
Sales tax	70,477	102,051
Long term receivable	63,575	48,559
Total Receivables	$218,052	$175,245